Cover	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	Airship AI Holdings, Inc.
Entity Central Index Key	0001842566
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-4974766
Entity Address Address Line 1	8210 154th Ave NE
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	877
Local Phone Number	462-4250
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	8210 154th Ave NE
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	877
Local Phone Number	462-4250
Contact Personnel Name	Victor Huang